Share-Based Compensation (Tables) - TOI Parent Inc.	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award
Summary of weighted average assumptions used in the Black-Scholes-Merton option-pricing model

9 Months Ended
09/30/2021
Valuation assumptions
Expected dividend yield	—%
Expected volatility	38.6% and 40.2%
Risk-free interest rate	0.76% to 1.12%
Expected term (years)	7

	2020	2019
Valuation assumptions
Expected dividend yield	—%	—%
Expected volatility	35.00% to 40.20%	54.30%
Risk-free interest rate	0.51% to 2.62%	1.60% to 2.62%
Expected term (years)	7	7

Summary of stock option activity

			Weighted
		Weighted	average	Aggregate
	Number	average	remaining	intrinsic
Stock options	of shares	exercise price	contractual term	value
Balance at January 1, 2021	14,860	$497.95
Granted	2,023	630.00
Exercised	—
Forfeited	(1,215)	504.38
Expired	—
Balance at September 30, 2021	15,668	514.50	8.31	—
Vested options exercisable at September 30, 2021	2,578	$497.03	6.86	—

		Weighted	Weighted average
	Number of	average exercise	remaining	Aggregate
Stock options	shares	price	contractual term	intrinsic value
Balance at January 1, 2020	9,965.00	$496.10
Granted	7,170.00	499.94
Exercised	(100.00)	496.10
Forfeited	(2,175.00)	496.10
Expired	—	—
Balance at December 31, 2020	14,860.00	$497.95	8.94	$—
Vested Options Exercisable at December 31, 2020	1,270.00	$496.10	8.25	$—

		Weighted	Weighted average
	Number of	average exercise	remaining	Aggregate
Stock options	shares	price	contractual term	intrinsic value
Balance at January 1,2019	—	$—
Granted	13,945.00	496.10
Exercised	—	—
Forfeited	(3,980.00)	496.10
Expired	—	—
Balance at December 31, 2019	9,965.00	$496.10	9.39	$—
Vested Options Exercisable at December 31, 2019	318.75	$496.10	8.70	$—

Summary of the activity for the RSAs

Number
of shares
Balance at January 1, 2021	238
Granted	—
Forfeited	(4)
Balance at September 30, 2021	234

Number of
shares
Balance at January 1,2020	93
Granted	188
Forfeited	(43)
Balance at December 31, 2020	238

Number of
shares
Balance at January 1, 2019	—
Granted	100
Forfeited	(7)
Balance at December 31, 2019	93